Shareholder Fees - FidelityEnhancedIndexETFsCombo-PRO	Sep. 21, 2023 USD ($)
FidelityEnhancedIndexETFsCombo-PRO | Fidelity Enhanced Mid Cap ETF
Shareholder Fees:
(fees paid directly from your investment)	none